Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of Other Operating Expense [abstract]
(Gain) loss on litigation	$ (40.0)	$ 1.3
Restructuring costs	2.4	0.2
Foreign exchange (gain) loss on working capital elements	15.0	24.2
(Gain) loss on forward exchange contracts	(6.1)	(18.8)
Other	0.6	0.6
Total	$ (28.1)	$ 7.5